Shareholder Report, Holdings (Details)	Sep. 30, 2024
Advisors Capital Active All Cap Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.36%
Advisors Capital Active All Cap Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	0.64%
Advisors Capital Active All Cap Fund | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	40.14%
Advisors Capital Active All Cap Fund | Vanguard Value Index Fund ETF
Holdings [Line Items]
Percent of Net Asset Value	17.12%
Advisors Capital Active All Cap Fund | SPDR® Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	15.05%
Advisors Capital Active All Cap Fund | Vanguard Growth Index Fund ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Advisors Capital Active All Cap Fund | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.02%
Advisors Capital Active All Cap Fund | Schwab U.S. Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.03%
Advisors Capital Active All Cap Fund | Goldman Sachs Financial Square Government Fund - Class I
Holdings [Line Items]
Percent of Net Asset Value	0.73%
Advisors Capital Total Return - Equity Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Advisors Capital Total Return - Equity Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	0.53%
Advisors Capital Total Return - Equity Fund | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.11%
Advisors Capital Total Return - Equity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.62%
Advisors Capital Total Return - Equity Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.44%
Advisors Capital Total Return - Equity Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.65%
Advisors Capital Total Return - Equity Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.81%
Advisors Capital Total Return - Equity Fund | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Advisors Capital Total Return - Equity Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Advisors Capital Total Return - Equity Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Advisors Capital Total Return - Equity Fund | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Advisors Capital Total Return - Equity Fund | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Advisors Capital Total Return - Equity Fund | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.66%
Advisors Capital Total Return - Equity Fund | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Advisors Capital Total Return - Equity Fund | Alphabet, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.05%
Advisors Capital Total Return - Equity Fund | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Advisors Capital Total Return - Equity Fund | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Advisors Capital Total Return - Equity Fund | Accenture PLC - Class A
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Advisors Capital Total Return - Equity Fund | Thermo Fisher Scientific Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Advisors Capital Total Return - Equity Fund | Lockheed Martin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Advisors Capital Total Return - Equity Fund | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Advisors Capital Total Return - Equity Fund | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Advisors Capital Tactical Fixed Income Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.55%
Advisors Capital Tactical Fixed Income Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.45%
Advisors Capital Tactical Fixed Income Fund | Goldman Sachs Financial Square Government Fund - Class I
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Advisors Capital Tactical Fixed Income Fund | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Advisors Capital Tactical Fixed Income Fund | iShares Broad USD Investment Grade Corporate ETF
Holdings [Line Items]
Percent of Net Asset Value	13.47%
Advisors Capital Tactical Fixed Income Fund | iShares iBonds Dec 2031 Term Corporate ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Advisors Capital Tactical Fixed Income Fund | SPDR® Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.07%
Advisors Capital Tactical Fixed Income Fund | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.05%
Advisors Capital Tactical Fixed Income Fund | Invesco Variable Rate Preferred ETF
Holdings [Line Items]
Percent of Net Asset Value	10.01%
Advisors Capital Tactical Fixed Income Fund | Vanguard Intermediate-Term Corporate Bond Index Fund ETF
Holdings [Line Items]
Percent of Net Asset Value	9.97%
Advisors Capital Tactical Fixed Income Fund | iShares iBonds Dec 2029 Term Corporate ETF
Holdings [Line Items]
Percent of Net Asset Value	7.47%
Advisors Capital Tactical Fixed Income Fund | iShares iBonds Dec 2030 Term Corporate ETF
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Advisors Capital Small/Mid Cap Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Advisors Capital Small/Mid Cap Fund | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.36%
Advisors Capital Small/Mid Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
Advisors Capital Small/Mid Cap Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.95%
Advisors Capital Small/Mid Cap Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.74%
Advisors Capital Small/Mid Cap Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Advisors Capital Small/Mid Cap Fund | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Advisors Capital Small/Mid Cap Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.15%
Advisors Capital Small/Mid Cap Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.28%
Advisors Capital Small/Mid Cap Fund | PJT Partners Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Advisors Capital Small/Mid Cap Fund | RBC Bearings Incorporated
Holdings [Line Items]
Percent of Net Asset Value	5.53%
Advisors Capital Small/Mid Cap Fund | Coastal Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.32%
Advisors Capital Small/Mid Cap Fund | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
Advisors Capital Small/Mid Cap Fund | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Advisors Capital Small/Mid Cap Fund | Watsco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Advisors Capital Small/Mid Cap Fund | Pool Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Advisors Capital Small/Mid Cap Fund | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Advisors Capital Small/Mid Cap Fund | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Advisors Capital Small/Mid Cap Fund | Jones Lang LaSalle Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.96%